Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Schedule of segments identified on the basis of the entity's organizational structure and internal reporting

	Year Ended December 31,
(in thousands)	2011	2010	2009
Medical Equipment Outsourcing
Net Sales	$275,910	$245,145	$232,623
Medical equipment depreciation	68,032	69,496	64,267
Gross margin	110,175	89,439	84,803
Assets	461,285	409,315	420,940
Amortization	17,252	11,625	11,793
Technical and Professional Services
Net Sales	54,058	44,426	42,395
Gross margin	13,540	12,736	11,856
Assets	84,483	85,175	85,867
Amortization	692	692	692
Medical Equipment Sales and Remarketing
Net Sales	25,188	22,541	22,186
Gross margin	5,454	6,199	4,009
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	372,561	319,935	309,993
Amortization and Depreciation	10,636	9,926	10,295
Capital Expenditures	87,118	76,998	53,527
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	936,932	833,028	835,403
Amortization and Depreciation	96,612	91,739	87,047
Capital Expenditures	87,118	76,998	53,527
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	$129,169	$108,374	$100,668
Selling, general and administrative	100,948	89,336	84,225
Acquisiton and integration expense	3,483	—	—
Interest expense	55,020	46,457	46,505

Loss before income taxes	$(30,282)	$(27,419)	$(30,062)